Net interest income (Table)	12 Months Ended
Dec. 31, 2020
Consolidated and separate financial statements [line items]
Net interest income
	2020	2019[a]	2018[a]
	£m	£m	£m
Cash and balances at central banks	275	1,091	1,123
Loans and advances at amortised cost	10,180	12,450	12,073
Fair value through other comprehensive income	776	1,032	1,029
Negative interest on liabilities	68	13	35
Other	593	870	281
Interest and similar income	11,892	15,456	14,541
Deposits at amortised cost	(1,030)	(2,449)	(2,250)
Debt securities in issue[b]	(1,360)	(1,906)	(1,677)
Subordinated liabilities	(670)	(1,068)	(1,223)
Negative interest on assets	(344)	(278)	(270)
Other	(366)	(348)	(59)
Interest and similar expense	(3,770)	(6,049)	(5,479)
Net interest income	8,122	9,407	9,062

Notes

a Comparatives for negative interest income on liabilities and negative interest expense on assets have been re-presented from Other interest income and Other interest expense.

b Barclays has amended the presentation of the premium paid for purchased financial guarantees which are embedded in notes it issues directly to the market. From 2020 onwards, the full note coupon (£99m) is presented as interest expense within net interest income. The financial guarantee element of the coupon had previously been recognised in net investment income (2019: £25m; 2018: £1m). The comparatives have not been restated.